The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 69.7%
	AGGREGATE BOND — 9.0%
60,389	Eaton Vance Short Duration Income ETF	$3,106,634
101,238	Eaton Vance Total Return Bond ETF	5,213,757
15,334	JPMorgan International Bond Opportunities ETF	746,766
8,817	Neuberger Berman Short Duration Income ETF	451,289
28,688	Nuveen Enhanced Yield U.S. Aggregate Bond ETF	607,755
47,698	Vanguard Intermediate-Term Bond ETF	3,714,720
		13,840,921
	BROAD MARKET — 2.7%
21,750	Vanguard U.S. Momentum Factor ETF	4,159,687
	CONVERTIBLE — 4.1%
63,160	iShares Convertible Bond ETF	6,221,260
	CORPORATE — 5.7%
36,790	iShares 10+ Year Investment Grade Corporate Bond ETF	1,856,056
26,312	iShares High Yield Systematic Bond ETF	1,245,873
23,326	iShares Investment Grade Systematic Bond ETF	1,065,065
5,973	VanEck IG Floating Rate ETF	152,192
44,449	Vanguard Intermediate-Term Corporate Bond ETF	3,722,604
16,030	Xtrackers High Beta High Yield Bond ETF	675,799
		8,717,589
	EMERGING MARKETS — 2.9%
15,472	Avantis Emerging Markets Equity ETF	1,191,654
35,386	iShares Emerging Markets Equity Factor ETF	2,047,080
32,857	Xtrackers Emerging Markets Carbon Reduction and Climate Improvers ETF	1,215,170
		4,453,904
	ENERGY — 0.2%
6,933	Global X Uranium ETF	296,247
	GLOBAL — 6.1%
14,712	Affinity World Leaders Equity ETF	523,456
33,061	State Street SPDR Global Dow ETF	5,511,269
23,603	Vanguard Total World Stock ETF	3,329,439
		9,364,164
	GOVERNMENT — 2.4%
18,411	iShares 10-20 Year Treasury Bond ETF	1,871,846
19,426	iShares 7-10 Year Treasury Bond ETF	1,868,004
		3,739,850
	HIGH YIELD BOND — 0.4%
11,487	Pacer Aristotle Pacific Floating Rate High Income ETF	541,440

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL — 5.0%
60,451	Invesco Dorsey Wright Developed Markets Momentum ETF	$2,961,059
42,818	Invesco S&P International Developed Momentum ETF	2,379,396
16,228	iShares International Small-Cap Equity Factor ETF	673,137
43,412	iShares MSCI International Value Factor ETF	1,651,827
		7,665,419
	LARGE-CAP — 18.0%
55,375	Fidelity High Dividend ETF	3,139,209
16,556	Invesco S&P 100 Equal Weight ETF	1,956,257
72,744	Schwab Fundamental U.S. Large Co. ETF	1,979,364
7,464	Vanguard Growth ETF	3,641,387
7,923	Vanguard Large-Cap ETF	2,494,160
9,938	Vanguard Mega Cap ETF	2,496,127
7,719	Vanguard Mega Cap Growth ETF	3,186,172
4,066	Vanguard S&P 500 ETF	2,549,911
43,695	WisdomTree U.S. LargeCap Fund	3,096,228
33,615	WisdomTree U.S. Value Fund	3,136,279
		27,675,094
	MID-CAP — 3.7%
97,879	Invesco Nasdaq Next Gen 100 ETF	3,606,841
22,925	VictoryShares U.S. Small Mid Cap Value Momentum ETF	2,093,204
		5,700,045
	OECD COUNTRIES — 0.3%
14,079	Fidelity Enhanced International ETF	515,010
	PRECIOUS METALS — 1.7%
21,407	abrdn Physical Silver Shares ETF*	1,447,970
14,807	iShares Gold Trust*	1,201,884
		2,649,854
	SMALL-CAP — 4.2%
30,349	iShares U.S. Small-Cap Equity Factor ETF	2,272,533
9,829	Janus Henderson Small Cap Growth Alpha ETF	723,062
14,599	Vanguard Russell 2000 Growth	3,445,218
		6,440,813
	TECHNOLOGY — 0.3%
491	Vanguard Information Technology ETF	370,106
	THEMATIC — 3.0%
16,845	First Trust U.S. Equity Opportunities ETF	2,755,674
7,048	Global X Artificial Intelligence & Technology ETF	358,461
16,590	Global X U.S. Electrification ETF	482,105

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC (Continued)
15,634	Global X U.S. Infrastructure Development ETF	$747,149
6,050	iShares Bitcoin Trust ETF*	300,383
		4,643,772
	Total Exchange-Traded Funds
	(Cost $98,759,939)	106,995,175
	MUTUAL FUNDS — 29.1%
	AGGREGATE BOND — 2.4%
120,326	Allspring Core Plus Bond Fund - Class R6	1,364,496
125,005	Vanguard Core Bond Fund, Admiral Shares	2,271,335
		3,635,831
	BLEND BROAD MARKET — 1.9%
97,540	DFA U.S. Vector Equity Portfolio - Class Institutional	3,001,299
	BLEND LARGE CAP — 1.6%
55,462	DFA U.S. Large Co. Portfolio - Class Institutional	2,517,964
	BLEND MID CAP — 1.3%
53,932	Vanguard Strategic Equity Fund - Class Investor	2,022,980
	BLEND SMALL CAP — 1.2%
42,389	Vanguard Strategic Small-Cap Equity Fund - Class Investor	1,796,017
	EMERGING MARKETS BOND — 3.3%
286,209	Hartford Schroders Emerging Markets Multi-Sector Bond Fund - Class SDR	2,137,981
115,804	Vanguard Emerging Markets Bond Fund, Admiral Shares	2,885,848
		5,023,829
	FOREIGN AGGREGATE BOND — 2.9%
390,671	Dodge & Cox Global Bond Fund - Class I	4,395,052
	FOREIGN BLEND — 2.3%
27,573	DFA International Small Co. Portfolio - Class Institutional	705,312
72,112	Dimensional Global Equity Portfolio - Class Institutional	2,859,239
		3,564,551
	FOREIGN GROWTH — 1.0%
73,266	Vanguard International Explorer Fund - Class Investor	1,473,388
	FOREIGN VALUE — 2.0%
52,310	DFA International Small Cap Value Portfolio - Class Institutional	1,620,053
49,234	DFA International Value Portfolio - Class Institutional	1,407,593
		3,027,646

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2025 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GENERAL CORPORATE BOND — 0.3%
57,791	T Rowe Price Institutional Floating Rate Fund - Class Institutional	$544,387
	GROWTH BROAD MARKET — 4.1%
90,122	New Perspective Fund - Class R-6	6,368,899
	GROWTH LARGE CAP — 2.4%
48,228	Nuveen Large Cap Growth Index Fund - Class R6	3,664,854
	HIGH YIELD BOND — 1.1%
173,470	American High-Income Trust - Class F-3	1,720,820
	VALUE MID CAP — 1.3%
53,746	DFA U.S. Targeted Value Portfolio - Class Institutional	1,987,522
	Total Mutual Funds
	(Cost $41,516,753)	44,745,039
	MONEY MARKET FUNDS — 1.2%
31,188	Gabelli U.S. Treasury Money Market Fund - Class AAA, 3.69%[1]	31,188
1,852,116	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.40%[1]	1,852,116
	Money Market Funds
	(Cost $1,883,304)	1,883,304
	TOTAL INVESTMENTS — 100.0%
	(Cost $142,159,996)	153,623,518
	Other Assets in Excess of Liabilities — 0.0%	46,298
	TOTAL NET ASSETS — 100.0%	$153,669,816

*Non-income producing security.
[1]Effective 7 day yield as of December 31, 2025.